ORGANIZATION, NATURE OF BUSINESS AND GOING CONCERN (Details 4)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Euro [Member]
Average exchange rate for the period
USD exchange rate	1.1318	1.2230
USD average exchange rate	1.1830	1.1410
GBP [Member]
Average exchange rate for the period
USD exchange rate	1.3500	1.3662
USD average exchange rate	1.3764	1.2829